Leases (Details) - Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Leases (Details) - Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	$ 137,208
Less imputed interest	(12,244)
Present value of lease liabilities	124,964
2023 [Member]
Leases (Details) - Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	46,489
2024 [Member]
Leases (Details) - Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	27,416
2025 [Member]
Leases (Details) - Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	13,229
2026 [Member]
Leases (Details) - Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	12,225
2027 [Member]
Leases (Details) - Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	11,086
2028 and thereafter [Member]
Leases (Details) - Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	$ 26,763